CONSOLIDATED STATEMENT CASH FLOWS	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
CONSOLIDATED STATEMENT OF CASH FLOWS
CONSOLIDATED STATEMENT OF CASH FLOWS

The following disclosures supplement our consolidated statement of cash flows.

The following reconciles net income to net cash provided by operating activities (dollars in millions):

	2011	2010	2009
Cash flows from operating activities:
Net income	$335.7	$240.6	$20.4
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	323.6	346.5	373.5
Income taxes	(32.9)	(16.1)	44.2
Insurance liabilities	346.4	437.6	421.4
Accrual and amortization of investment income	64.5	(62.0)	(125.4)
Deferral of policy acquisition costs	(216.7)	(225.2)	(217.1)
Net realized investment (gains) losses	(61.8)	(30.2)	60.5
Loss on extinguishment or modification of debt	3.4	6.8	22.2
Other	12.6	36.0	12.0
Net cash provided by operating activities	$774.8	$734.0	$611.7

Non-cash items not reflected in the investing and financing activities sections of the consolidated statement of cash flows (dollars in millions):

	2011	2010	2009
Stock option and restricted stock plans	$5.2	$11.4	$9.1
Change in securities lending collateral	—	103.7	223.1
Change in securities lending payable	—	(103.7)	(223.1)